Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill
Goodwill

17. Goodwill

On February 11, 2015, the Group acquired 100% of the equity of Kuaidi. Kuaidi was mainly engaged in the business of providing taxi hailing services in China. The acquisition was accounted for as a business combination, resulting in the recognition of RMB8,383,084 in goodwill in China Mobility segment and RMB1,770,093 in intangible assets on the acquisition date.

On August 1, 2016, the Group acquired 100% of the equity of Uber (China) Ltd. (“Uber China”). Uber China was mainly engaged in the business of providing ride hailing services in China. The acquisition was accounted for as a business combination, resulting in the recognition of RMB37,900,795 in goodwill in China Mobility segment and RMB11,633,403 in intangible assets on the acquisition date.

On January 2, 2018, the Group acquired all of the outstanding equity interest in 99 Taxis. 99 Taxis is a company engaged in business of providing ride hailing services in Brazil. The acquisition was accounted for as a business combination, resulting in the recognition of RMB4,297,053 in goodwill in international segment and RMB983,992 in intangible assets on the acquisition date, which were fully impaired for the year ended December 31, 2021.

For the years ended December 31, 2023, 2024 and 2025, the changes in the carrying value of goodwill by segment are as follows:

	China		Other
	Mobility(I)	International	Initiatives	Total
	RMB	RMB	RMB	RMB
As of December 31, 2023
Cost	46,283,879	2,492,826	93,703	48,870,408
Accumulated impairment	—	(2,492,826)	(93,703)	(2,586,529)
Net carrying amount	46,283,879	—	—	46,283,879
As of December 31, 2024
Cost	46,283,879	2,492,826	93,703	48,870,408
Accumulated impairment	—	(2,492,826)	(93,703)	(2,586,529)
Net carrying amount	46,283,879	—	—	46,283,879
Balance as of December 31, 2025
Cost	46,283,879	2,492,826	93,703	48,870,408
Accumulated impairment	—	(2,492,826)	(93,703)	(2,586,529)
Net carrying amount	46,283,879	—	—	46,283,879
(i)

Considering similar economic characteristics shared among different components within China Mobility, the Group determined that China mobility is the group of CGUs in goodwill impairment analysis. The Group carries out its annual impairment test on goodwill by comparing the recoverable amounts of the China Mobility Group of CGUs to the carrying amounts. For the purpose of goodwill impairment review, the recoverable amount of goodwill is determined based on VIU calculations by using the discounted cash flow method.

The key assumptions used by management for VIU calculation include:

	As of December 31,
	2023	2024	2025

Compound annual growth rate for revenue for 5-year period	7%	7%	7%
Adjusted EBITA/revenue ratio for 5-year period	5%-8%	6%-9%	7%-9%
Terminal revenue growth rate	2.0%	2.0%	2.0%
Pre-tax discount rate	24%	23%	23%

Management had not identified any reasonably possible change in key assumptions that could cause carrying amounts of the above group of CGUs to exceed their recoverable amounts.